T. ROWE PRICE Health Sciences Portfolio
March 31, 2025 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  94.6%
BIOTECHNOLOGY  29.3%
International-Biotechnology  0.0%
Ideaya Biosciences (1) 11,471 188
188
Major Biotechnology  8.0%
Alkermes (1) 65,771 2,172
Amgen  32,247 10,046
Biogen (1) 8,075 1,105
Celldex Therapeutics (1) 27,051 491
Exact Sciences (1) 57,048 2,470
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 167,424 104
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 83,712 52
Gilead Sciences  85,200 9,547
Neurocrine Biosciences (1) 31,983 3,537
United Therapeutics (1) 5,917 1,824
Vertex Pharmaceuticals (1) 44,425 21,538
52,886
Other Biotechnology  21.3%
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 246
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 123
Agios Pharmaceuticals (1) 56,900 1,667
Akero Therapeutics (1) 65,915 2,668
Alector (1) 30,382 37
Allogene Therapeutics (1) 160,368 234
Alnylam Pharmaceuticals (1) 61,636 16,643
AnaptysBio (1) 6,000 112
Annexon (1) 20,477 40
Apogee Therapeutics (1) 34,427 1,286
Arcellx (1) 39,530 2,593
Arvinas (1) 20,882 147
Ascendis Pharma, ADR (1) 50,564 7,881
Aura Biosciences (1) 20,070 118
Avidity Biosciences (1) 129,320 3,818
Beam Therapeutics (1) 67,793 1,324
BeiGene, ADR (1) 36,504 9,935
Bicycle Therapeutics, ADR (1) 62,846 534
Biohaven (1) 74,572 1,793
Blueprint Medicines (1) 82,777 7,327
Cabaletta Bio (1) 24,400 34
Cargo Therapeutics (1) 23,635 96
Centessa Pharmaceuticals, ADR (1) 176,757 2,542
CG oncology (1) 23,015 564
Crinetics Pharmaceuticals (1) 50,140 1,682
Cytokinetics (1) 20,035 805
Shares/Par $ Value
(Cost and value in $000s)
‡
Denali Therapeutics (1) 100,760 1,370
Disc Medicine (1) 13,595 675
Entrada Therapeutics (1) 19,854 179
Generation Bio (1) 91,458 37
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date:
2/18/22, Cost $253 (1)(2)(3) 253,263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Helix Acquisition Corp. II (1) 40,147 454
Immuneering, Class A (1) 29,046 44
Immunocore Holdings, ADR (1) 50,098 1,486
Immunome (1) 120,165 809
Insmed (1) 138,609 10,574
Ionis Pharmaceuticals (1) 29,748 897
Iovance Biotherapeutics (1) 42,849 143
Krystal Biotech (1) 11,910 2,147
Kymera Therapeutics (1) 64,516 1,766
Kyverna Therapeutics (1) 25,527 49
Legend Biotech, ADR (1) 30,951 1,050
Lyell Immunopharma (1) 285,300 153
Merus (1) 18,612 783
Metsera, Lockup Shares, Acquisition
Date: 11/12/24, Cost $649 (1)(3) 54,791 1,491
Monte Rosa Therapeutics (1) 61,577 286
MoonLake Immunotherapeutics (1) 69,801 2,727
Natera (1) 29,835 4,219
Novocure (1) 17,995 321
ORIC Pharmaceuticals (1) 52,100 291
Oruka Therapeutics  19,696 202
Pharvaris (1) 24,026 377
Praxis Precision Medicines (1) 12,428 471
Prelude Therapeutics (1) 42,748 33
ProfoundBio, Escrow Fund Payment,
EC, Acquisition Date: 5/24/24,
Cost $34 (1)(2)(3) 33,627 32
ProfoundBio, Expense Fund
Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(2)(3) 112 —
Protagonist Therapeutics (1) 53,566 2,590
Prothena (1) 19,743 244
Regeneron Pharmaceuticals  16,238 10,299
Relay Therapeutics (1) 48,819 128
Repligen (1) 13,564 1,726

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Replimune Group (1) 87,858 857
Revolution Medicines (1) 86,354 3,053
Revolution Medicines, Warrants,
11/14/28 (1) 11,096 —
Rhythm Pharmaceuticals (1) 16,079 852
Rocket Pharmaceuticals (1) 53,703 358
Sana Biotechnology (1) 111,564 187
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22,
Cost $— (1)(3) 6,855 170
Scholar Rock Holding (1) 108,768 3,497
Sensorion (EUR) (1) 486,286 219
Sionna Therapeutics, Acquisition
Date: 2/2/22 - 3/4/24, Cost $323 (1)
(3) 22,654 237
Soleno Therapeutics (1) 24,142 1,725
SpringWorks Therapeutics (1) 36,450 1,609
Spyre Therapeutics (1) 7,880 127
Structure Therapeutics, ADR (1) 15,505 268
Tarsus Pharmaceuticals (1) 17,478 898
Tenax Therapeutics, Warrants,
8/29/29, Acquisition Date: 8/6/24,
Cost $— (1)(3) 53,640 67
Ultragenyx Pharmaceutical (1) 47,532 1,721
Vaxcyte (1) 53,711 2,028
Vera Therapeutics (1) 66,128 1,588
Verona Pharma, ADR (1) 73,811 4,686
Voyager Therapeutics (1) 37,011 125
WaVe Life Sciences (1) 49,444 400
Xencor (1) 33,300 354
Zai Lab, ADR (1) 94,685 3,422
140,751
Total Biotechnology 193,825
CONSUMER
NONDURABLES  0.1%
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants,
Acquisition Date: 8/6/24,
Cost $305 (1)(3)(4) 101,916 634
Total Consumer Nondurables 634
LIFE SCIENCES  7.7%
Life Sciences  7.7%
Bio-Techne  32,975 1,933
Chromacode, Acquisition Date:
2/28/22, Cost $197 (1)(2)(3) 28 —
Danaher  98,607 20,214
Ginkgo Bioworks Holdings (1) 2,281 13
Revvity  21,980 2,326
SomaLogic, Warrants, 8/31/26 (1) 4,962 —
Thermo Fisher Scientific  52,560 26,154
Total Life Sciences 50,640
Shares/Par $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 24,783 106
Total Miscellaneous 106
PHARMACEUTICALS  16.5%
Major Pharmaceuticals  16.1%
AstraZeneca, ADR  169,784 12,479
Chugai Pharmaceutical (JPY)  98,200 4,499
Eli Lilly  85,488 70,605
Merck  120,839 10,846
Sanofi, ADR  143,194 7,942
106,371
Specialty Pharmaceuticals  0.4%
Madrigal Pharmaceuticals (1) 7,214 2,389
2,389
Total Pharmaceuticals 108,760
PRODUCTS & DEVICES  19.6%
Capital Equipment  0.2%
PROCEPT BioRobotics (1) 26,546 1,547
1,547
Implants  13.8%
Becton Dickinson & Company  22,047 5,050
Boston Scientific (1) 204,239 20,603
Intuitive Surgical (1) 65,792 32,585
Sonova Holding (CHF)  10,301 3,008
Stryker  78,853 29,353
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 351
90,950
Other Products & Devices  5.6%
Argenx, ADR (1) 39,472 23,362
Dexcom (1) 19,041 1,300
IDEXX Laboratories (1) 8,200 3,444
Lantheus Holdings (1) 6,715 656
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 158
Penumbra (1) 29,783 7,964
Saluda Medical, Warrants,
1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 4,672 9
36,893
Total Products & Devices 129,390
SERVICES  17.5%
Distribution  1.9%
Cardinal Health  21,403 2,949
Cencora  11,725 3,261
CVS Health  40,000 2,710
McKesson  4,962 3,339
12,259

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Information  0.4%
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 2
Veeva Systems, Class A (1) 9,700 2,247
2,249
Other Services  0.7%
ICON (1) 3,450 604
Labcorp Holdings  3,400 791
PrognomIQ, Class A, Acquisition
Date: 11/15/19 - 9/6/24,
Cost $656 (1)(2)(3) 27,337 17
Quest Diagnostics  18,872 3,193
4,605
Payors  12.5%
Centene (1) 22,278 1,352
Cigna Group  36,928 12,149
Elevance Health  33,364 14,512
Molina Healthcare (1) 14,650 4,826
Oscar Health, Class A (1) 129,977 1,704
UnitedHealth Group  91,828 48,095
82,638
Providers  2.0%
BrightSpring Health Services (1) 100,702 1,822
Encompass Health  10,400 1,053
HCA Healthcare  17,017 5,880
Tenet Healthcare (1) 33,472 4,502
13,257
Total Services 115,008
Total Miscellaneous Common
Stocks  3.9% (5) 25,989
Total Common Stocks (Cost
$341,772) 624,352
CONVERTIBLE BONDS  0.2%
BIOTECHNOLOGY  0.1%
Other Biotechnology  0.1%
Immunocore Holdings, 2.50%, 2/1/30  739,000 618
Total Biotechnology 618
PRODUCTS & DEVICES  0.1%
Implants  0.0%
Kardium, 10.00%, 12/31/26,
Acquisition Date: 5/31/24,
Cost $256 (1)(2)(3) 256,500 279
279
Other Products & Devices  0.1%
Galvanize Therapeutics, 0.00%,
2/13/27, Acquisition Date: 2/28/24,
Cost $296 (1)(2)(3) 295,300 325
Galvanize Therapeutics, 0.00%,
2/28/27, Acquisition Date: 12/27/24,
Cost $223 (1)(2)(3) 223,200 223
Shares/Par $ Value
(Cost and value in $000s)
‡
Saluda Medical, 0.00%, 12/31/26,
Acquisition Date: 1/3/25,
Cost $112 (1)(2)(3) 112,300 112
660
Total Products & Devices 939
Total Convertible Bonds (Cost
$1,626) 1,557
CONVERTIBLE PREFERRED STOCKS  3.9%
BIOTECHNOLOGY  2.0%
Other Biotechnology  2.0%
Aktis Oncology, Series B, Acquisition
Date: 9/20/24, Cost $538 (1)(2)(3) 134,478 538
Arbor Bio, Series B, Acquisition
Date: 10/29/21, Cost $398 (1)(2)(3) 23,994 99
Arsenal Biosciences, Series
C, Acquisition Date: 7/9/24,
Cost $651 (1)(2)(3) 35,023 651
Avalyn Pharma, Series C-1,
Acquisition Date: 9/22/23,
Cost $285 (1)(2)(3) 388,595 309
Bluejay Therapeutics, Series
C, Acquisition Date: 5/1/24,
Cost $850 (1)(2)(3) 130,259 850
Chroma Medicine, Series I,
Acquisition Date: 10/12/21 - 12/4/24,
Cost $785 (1)(2)(3) 354,997 355
Delfi Diagnostics, Series A,
Acquisition Date: 1/12/21 - 4/7/22,
Cost $320 (1)(2)(3) 154,525 749
Delfi Diagnostics, Series B,
Acquisition Date: 6/10/22,
Cost $408 (1)(2)(3) 84,104 407
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $606 (1)(2)(3) 34,286 200
Eikon Therapeutics, Series B-1,
Acquisition Date: 12/3/21 - 2/14/25,
Cost $203 (1)(2)(3) 34,790 203
Eikon Therapeutics, Series
C, Acquisition Date: 5/18/23,
Cost $155 (1)(2)(3) 7,198 42
Eikon Therapeutics, Series C-1,
Acquisition Date: 5/18/23 - 2/14/25,
Cost $40 (1)(2)(3) 6,893 40
Eikon Therapeutics, Series
D, Acquisition Date: 2/14/25,
Cost $244 (1)(2)(3) 41,686 244
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 550
EndeavorBio, Series C, Acquisition
Date: 4/22/24, Cost $154 (1)(2)(3) 23,627 154
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282 (1)
(2)(3) 19,483 165
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 202

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
FOG Pharma, Series E,
Acquisition Date: 2/29/24 - 1/22/25,
Cost $186 (1)(2)(3) 29,808 186
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Generate Bio, Series C, Acquisition
Date: 5/9/23, Cost $201 (1)(2)(3) 17,003 201
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Kartos Therapeutics, Series
D, Acquisition Date: 2/26/25,
Cost $153 (1)(2)(3) 27,086 153
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 116
Obsidian Therapeutics, Series
C, Acquisition Date: 3/27/24,
Cost $422 (1)(2)(3) 222,385 422
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 263
Odyssey Therapeutics, Series
C, Acquisition Date: 10/25/23,
Cost $25 (1)(2)(3) 4,902 25
Ring Therapeutics, Series B,
Acquisition Date: 4/12/21,
Cost $404 (1)(2)(3) 43,885 202
Ring Therapeutics, Series C,
Acquisition Date: 10/7/22,
Cost $198 (1)(2)(3) 21,482 99
SalioGen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $496 (1)(2)(3) 4,690 —
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 30,439 158
Tessera Therapeutics, Series
D, Acquisition Date: 3/7/25,
Cost $89 (1)(2)(3) 17,248 89
Third Arc Bio, Series A, Acquisition
Date: 7/16/24, Cost $214 (1)(2)(3) 101,574 214
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 913
Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $1,060 (1)(2)(3) 123,059 1,060
Total Biotechnology 13,489
CONSUMER
NONDURABLES  0.2%
Biotechnology  0.1%
Arbor Bio, Series C, Acquisition
Date: 10/21/24, Cost $64 (1)(2)(3) 15,714 64
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
565
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition
Date: 4/7/21, Cost $553 (1)(2)(3) 38,140 49
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 53
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 235
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 242
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 79
658
Total Consumer Nondurables 1,223
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series
B, Acquisition Date: 10/18/24,
Cost $540 (1)(2)(3) 113,620 540
Total Financial 540
LIFE SCIENCES  0.9%
Life Sciences  0.9%
Cellanome, Series A, Acquisition
Date: 12/30/21, Cost $497 (1)(2)(3) 89,839 673
Clear Labs, Series C, Acquisition
Date: 5/13/21, Cost $595 (1)(2)(3) 171,440 543
Clear Labs, Series D, Acquisition
Date: 12/12/24, Cost $58 (1)(2)(3) 18,600 58
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 145
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 376
Element Biosciences, Series
D, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 106
Element Biosciences, Series
D-1, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 106
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $572 (1)(2)(3) 64,740 90
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 205

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 2,521
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 893
Total Life Sciences 5,716
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.1%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 259
Reflexion Medical, Series
D, Acquisition Date: 4/3/20,
Cost $97 (1)(2)(3) 51,079 89
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 151
Reflexion Medical, Series F,
Acquisition Date: 11/13/23,
Cost $125 (1)(2)(3) 83,280 110
609
Implants  0.1%
Kardium, Series D-5, Acquisition
Date: 11/29/18, Cost $391 (1)(2)(3) 403,778 343
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $566 (1)(2)(3) 556,501 473
816
Other Products & Devices  0.1%
Saluda Medical, Series D,
Acquisition Date: 1/20/22,
Cost $397 (1)(2)(3) 31,146 331
Saluda Medical, Series E, Acquisition
Date: 4/6/23, Cost $84 (1)(2)(3) 10,371 100
Saluda Medical, Series E-1,
Acquisition Date: 4/6/23,
Cost $112 (1)(2)(3) 13,909 135
566
Total Products & Devices 1,991
SERVICES  0.4%
Information  0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313 (1)(2)(3) 26,533 313
313
Other Services  0.3%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $467 (1)(2)(3) 169,277 833
Shares/Par $ Value
(Cost and value in $000s)
‡
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $826 (1)(2)(3) 101,939 502
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 396
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 232
Freenome Holdings, Series
D, Acquisition Date: 11/22/21,
Cost $179 (1)(2)(3) 23,669 132
Freenome Holdings, Series
F, Acquisition Date: 1/26/24,
Cost $63 (1)(2)(3) 8,542 47
2,142
Providers  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 189
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 127
316
Total Services 2,771
Total Convertible Preferred Stocks
(Cost $30,092) 25,730
PREFERRED STOCKS  0.2%
LIFE SCIENCES  0.2%
Life Sciences  0.2%
Sartorius (EUR)  4,932 1,150
Total Life Sciences 1,150
Total Preferred Stocks (Cost $707) 1,150
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  1.2%
T. Rowe Price Government Reserve
Fund, 4.39% (6)(7) 7,921,675 7,922
Total Short-Term Investments
(Cost $7,922) 7,922
Total Investments in
Securities  100.1%
(Cost $382,119) $ 660,711
Other Assets Less Liabilities
(0.1)% (860)
Net Assets 100.0% $ 659,851
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE Health Sciences Portfolio

.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $30,361 and represents 4.6% of net assets.
(4) Perpetual security with no stated maturity date.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
JPY Japanese Yen

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.39% $ —# $ — $ 53+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government Reserve Fund, 4.39% $ 5,168  ¤  ¤ $ 7,922^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $53 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,922.

T. Rowe Price Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments

T. Rowe Price Health Sciences Portfolio

in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 608,648 $ 14,611 $ 1,093 $ 624,352
Convertible Bonds — 618 939 1,557
Convertible Preferred Stocks — — 25,730 25,730
Preferred Stocks — 1,150 — 1,150
Short-Term Investments 7,922 — — 7,922
Total $ 616,570 $ 16,379 $ 27,762 $ 660,711

T. Rowe Price Health Sciences Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $(505,000) for the period ended March 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 1,092 $ (198) $ 199 $ — $ 1,093
Convertible Bonds 775 52 112 — 939
Convertible Preferred Stocks 26,578 (256) 1,292 (1,884) 25,730
Total $ 28,445 $ (402) $ 1,603 $ (1,884) $ 27,762
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 1,093 Recent comparable
transaction price(s)
—# —# —# —#
Discount for lack of
recoverability
—# —# —#
Discount for uncertainty 5% - 100% 36% Decrease
Market comparable Enterprise value to sales
multiple
2.2x – 6.9x 5.4x Increase
Enterprise value to gross
profit multiple
5.0x – 10.0x 8.4x Increase
Discount for lack of
marketability
10% 10% Decrease
Expected present value Discount rate for cost of
equity
6% 6% Decrease
Discount for regulatory
uncertainty
30% 30% Decrease
Options pricing model Private company valuation —# —# —#
Risk-free rate 4% 4% Increase
Volatility 33% 33% Increase
Convertible Bonds $939 Recent comparable
transaction price(s)
—# —# —# —#
Private company valuation —# —# —#
Convertible Preferred Stocks $25,730 Recent comparable
transaction price(s)
—# —# —# —#
Private company valuation —# —# —#

T. Rowe Price Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for lack of
recoverability
—# —# —#
Discount for dilution 12% 12% Decrease
Discount for uncertainty 25% 25% Decrease
Market comparable Premium for liquidation
preference
—# —# —#
Premium to public company
multiples
59% - 147% 102% Increase
Enterprise value to sales
multiple
1.5x – 8.7x 7.5x Increase
Sales growth rate 5% - 124% 76% Increase
Enterprise value to gross
profit multiple
4.3x – 21.6x 16.6x Increase
Gross profit growth rate 61% - 171% 116% Increase
Enterprise value to EBITDA
multiple
19.6x
– 37.6x
36.1x Increase
Probability for potential
outcome
10% - 55% 33% Increase
Discount to public company
multiples
43% - 52% 48% Decrease
Discount rate for cost of
capital
10% - 30% 14% Decrease
Discount for uncertainty 100% 100% Decrease
Discount for lack of
marketability
10% 10% Decrease

T. Rowe Price Health Sciences Portfolio

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E309-054Q1 03/25